Related Party Transactions (Schedule of Related Party) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 4,471	$ 4,704
Directors fees	709	594
Consulting fees	139	138
Share-based payments	3,545	3,672
Key management personnel compensation	8,864	9,108
Gold Group Management Inc and Mill Street Services Ltd [member]
Disclosure of transactions between related parties [line items]
Personnel costs	118	138
General and administrative expenses	193	175
Purchase of goods and service related party transactions	$ 311	$ 313